CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 196,888	$ 8,871
Accounts receivable	45,851	24,501
Derivatives, at fair value		2,246
Inventory	972	1,022
Other	1,205	2,486
Total current assets	244,916	39,126
Properties and equipment, at cost - full cost method:
Proved properties, including wells and related equipment	1,084,881	788,571
Unproved properties	110,095	89,860
Accumulated depletion, depreciation, and amortization	(135,689)	(73,824)
Properties and equipment, net	1,059,287	804,607
Derivatives, at fair value	1,211	2,854
Debt issuance costs	14,603	4,418
Other	1,400	1,293
Total assets	1,321,417	852,298
Accounts payable:
Trade	2,338	3,170
Affiliate	2	935
Accrued liabilities:
Lease operating	5,391	3,858
Production, severance, and ad valorem taxes	5,362	1,307
Development capital	60,092	39,483
Interest	16,802	834
Derivatives, at fair value	10,185	592
Revenue payable	19,550	9,330
Deferred taxes	14,529	58
Other	2,021	1,808
Total current liabilities	136,272	61,375
Derivatives, at fair value	992	519
Asset retirement obligations, net of current portion	6,439	5,049
Long-term debt	500,000	362,000
Deferred taxes	67,878	2,340
Other	109	138
Total liabilities	711,690	431,421
Commitments and contingencies
Equity:
Partners' equity		420,877
Preferred stock, $.01 par value, at September 30, 2013, 50,000,000 shares authorized, none issued and outstanding
Common stock, $.01 par value, at September 30, 2013, 500,000,000 shares authorized, 82,129,089 issued and outstanding	821
Additional paid-in capital	588,583
Retained earnings	10,278
Total stockholders' equity	599,682
Noncontrolling interest	10,045
Total equity	609,727	420,877
Total liabilities and equity	$ 1,321,417	$ 852,298